Leases (Tables)	9 Months Ended
Sep. 30, 2017
Notes to Financial Statements
Schedule Of Capital current lease obligations

The following table itemizes and details the Company’s current lease obligations:

	Lessor	Purpose of Lease	Date of Agreement	Length of Lease	Monthly Payment

1	M2 LEASING	MACHINE LEASE	9/20/2012	10/30/2017	$2,609
2	US BANK FINANCE	MACHINE LEASE	6/4/2014	6/4/2020	$5,012

Schedule Of Future Minimum Lease Payments For Capital Leases	The future minimum capital lease payments are as follows:
Year ending December 31,	Amount
2017	$83,637
2018	$53,162
2019	$55,827
2020	$48,357
Total minimum payments required	$240,983

Schedule Of Operating Leases

The Company’s facilities located in Richmond, Utah that are utilized for manufacturing are leased and the monthly payment for that lease is $5,879 per month.

	Lessor	Purpose of Lease	Date of Agreement	Length of Lease	Monthly Payment

1	Lowers Foods	Building/Facility	4/21/2016	36 Months	$5,879

Schedule Of Future Minimum Rental Payments For Operating Leases	The future minimum lease payments required are as follows:
Year ending December 31,	Amount
2017	$70,548
2018	$70,548
2019	$23,516
Total minimum payments required	$164,612